Operating segments (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Schedule of Operating Segments
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended July 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,930	$1,906	$145	$375	$(103)	$4,253
Non-interest income (3)(4)	570	664	990	1,170	87	3,481
Total revenues	2,500	2,570	1,135	1,545	(16)	7,734
Provision for credit losses	752	1,278	1	149	1	2,181
Non-interest expenses	1,172	1,390	700	620	136	4,018
Provision for income taxes	147	(70)	110	176	(132)	231
Net income	$429	$(28)	$324	$600	$(21)	$1,304
Net income attributable to non-controlling interests in subsidiaries	$–	$(54)	$3	$–	$–	$(51)
Net income attributable to equity holders of the Bank	$429	$26	$321	$600	$(21)	$1,355
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	1	–	–	–	1
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	429	25	321	600	(21)	1,354
Average assets ($ billions)	$359	$216	$26	$416	$190	$1,207
Average liabilities ($ billions)	$283	$162	$40	$414	$237	$1,136
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $65 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $9, International Banking – $47, Global Wealth Management – $3, and Other – $(17).
(5)	Excludes gain/(loss) recognized on divestitures, which is recorded in the Other segment. Refer to Note 21 for further details.

	For the three months ended April 30, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,951	$1,907	$145	$385	$29	$4,417
Non-interest income (3)(4)	575	800	982	1,075	107	3,539
Total revenues	2,526	2,707	1,127	1,460	136	7,956
Provision for credit losses	670	1,019	2	155	–	1,846
Non-interest expenses	1,220	1,465	715	616	347	4,363
Provision for income taxes	159	38	106	166	(46)	423
Net income	$477	$185	$304	$523	$(165)	$1,324
Net income attributable to non-controlling interests in subsidiaries	$–	$12	$2	$–	$1	$15
Net income attributable to equity holders of the Bank	$477	$173	$302	$523	$(166)	$1,309
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	–	–	–	–	–
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	477	173	302	523	(166)	1,309
Average assets ($ billions)	$359	$205	$26	$433	$158	$1,181
Average liabilities ($ billions)	$265	$154	$39	$378	$274	$1,110
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $75 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $12, International Banking – $65, Global Wealth Management – $4, and Other – $(21).
(5)	Refer to Note 21 for closed divestitures impacting the current period.

	For the three months ended July 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$2,009	$2,125	$143	$337	$(240)	$4,374
Non-interest income (4)(5)	655	1,112	993	747	(222)	3,285
Total revenues	2,664	3,237	1,136	1,084	(462)	7,659
Provision for credit losses	241	476	(1)	(4)	1	713
Non-interest expenses	1,193	1,667	721	593	35	4,209
Provision for income taxes	320	250	110	121	(48)	753
Net income	$910	$844	$306	$374	$(450)	$1,984
Net income attributable to non-controlling interests in subsidiaries	$–	$117	$4	$–	$(1)	$120
Net income attributable to equity holders of the Bank	$910	$727	$302	$374	$(449)	$1,864
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	–	147	1	–	–	148
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	910	580	301	374	(449)	1,716
Average assets ($ billions)	$342	$203	$25	$374	$117	$1,061
Average liabilities ($ billions)	$257	$154	$32	$306	$242	$991
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $48 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net loss on divestitures of $418 (pre-tax $320).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $16, International Banking – $179, Global Wealth Management – $3, and Other – $(8).
(6)	Excludes gain/(loss) recognized on divestitures, which is recorded in the Other segment. Refer to Note 21 for further details.

	For the nine months ended July 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$5,884	$5,818	$431	$1,085	$(156)	$13,062
Non-interest income (3)(4)	1,849	2,444	2,988	3,087	401	10,769
Total revenues	7,733	8,262	3,419	4,172	245	23,831
Provision for credit losses	1,743	2,877	4	328	1	4,953
Non-interest expenses	3,625	4,519	2,152	1,890	613	12,799
Provision for income taxes	607	127	326	459	(394)	1,125
Net income	$1,758	$739	$937	$1,495	$25	$4,954
Net income attributable to non-controlling interests in subsidiaries	$–	$22	$8	$–	$(27)	$3
Net income attributable to equity holders of the Bank	$1,758	$717	$929	$1,495	$52	$4,951
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	60	–	–	–	60
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,758	657	929	1,495	52	4,891
Average assets ($ billions)	$357	$208	$26	$420	$156	$1,167
Average liabilities ($ billions)	$271	$155	$38	$376	$257	$1,097
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $208 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $41, International Banking – $205, Global Wealth Management – $10, and Other – $(63).
(5)	Excludes gain/(loss) recognized on divestitures, which is recorded in the Other segment. Refer to Note 21 for further details.

	For the nine months ended July 31, 2019
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$5,821	$6,260	$422	$1,059	$(721)	$12,841
Non-interest income (4)(5)	1,960	3,273	2,930	2,251	(189)	10,225
Total revenues	7,781	9,533	3,352	3,310	(910)	23,066
Provision for credit losses	725	1,574	–	(26)	1	2,274
Non-interest expenses	3,552	4,908	2,161	1,832	(27)	12,426
Provision for income taxes	914	678	310	375	(401)	1,876
Net income	$2,590	$2,373	$881	$1,129	$(483)	$6,490
Net income attributable to non-controlling interests in subsidiaries	$–	$287	$14	$–	$–	$301
Net income attributable to equity holders of the Bank	$2,590	$2,086	$867	$1,129	$(483)	$6,189
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	–	472	15	–	–	487
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	2,590	1,614	852	1,129	(483)	5,702
Average assets ($ billions)	$337	$200	$25	$366	$116	$1,044
Average liabilities ($ billions)	$253	$152	$31	$300	$239	$975
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $123 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes Net loss on divestitures of $276 (pre-tax $147).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $47, International Banking – $546, Global Wealth Management – $7, and Other – $(111).
(6)
Earnings from pension and related insurance business in the Dominican Republic divested in the second quarter of 2019. Refer to Note 21 for further details. These amounts exclude gain/(loss) recognized on divestitures, which is recorded in the Other segment.